Quarterly Report
July 31, 2022
MFS®  Income Fund
MFO-Q3

Portfolio of Investments
7/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.8%
Aerospace & Defense – 1.0%
Boeing Co., 2.196%, 2/04/2026	$2,018,000	$1,879,061
Boeing Co., 2.95%, 2/01/2030	453,000	396,100
Boeing Co., 5.705%, 5/01/2040	1,359,000	1,352,301
Boeing Co., 5.805%, 5/01/2050	349,000	346,708
Moog, Inc., 4.25%, 12/15/2027 (n)	2,965,000	2,766,730
TransDigm, Inc., 6.375%, 6/15/2026	900,000	895,500
TransDigm, Inc., 4.625%, 1/15/2029	3,000,000	2,700,000
		$10,336,400
Asset-Backed & Securitized – 17.2%
ACREC 2021-FL1 Ltd., “D”, FLR, 4.806% (LIBOR - 1mo. + 2.65%), 10/16/2036 (n)	$2,591,000	$2,421,139
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 4.649% (LIBOR - 1mo. + 2.65%), 1/15/2037 (n)	3,162,000	2,996,846
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 5.732% (LIBOR - 3mo. + 3%), 10/21/2028 (n)	1,250,000	1,179,565
Arbor Realty Trust, Inc., CLO, 2019-FL2, “D”, FLR, 4.523% (SOFR - 30 day + 2.565%), 9/15/2034 (n)	4,000,000	3,943,368
Arbor Realty Trust, Inc., CLO, 2020-FL1, “D”, FLR, 4.523% (LIBOR - 1mo. + 2.45%), 2/15/2035 (n)	1,768,000	1,739,733
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 3.999% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	4,000,000	3,801,984
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 4.949% (LIBOR - 1mo. + 2.95%), 12/15/2035 (n)	701,000	657,322
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 3.599% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	2,596,000	2,481,597
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 3.949% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)	375,000	347,516
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 3.849% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	3,500,000	3,229,943
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 4.199% (LIBOR - 1mo. + 2.2%), 8/15/2034 (n)	539,000	497,013
Arbor Realty Trust, Inc., CLO, 2021-FL4, “D”, FLR, 4.899% (LIBOR - 1mo. + 2.9%), 11/15/2036 (n)	3,743,500	3,446,235
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 4.416% (SOFR - 30 day + 3%), 1/15/2037 (n)	2,800,000	2,590,618
Arbor Realty Trust, Inc., CLO, 2022-FL1, “E”, FLR, 5.167% (SOFR - 30 day + 3.75%), 1/15/2037 (n)	4,500,000	4,207,810
Arbor Realty Trust, Inc., CLO, 2022-FL2, FLR, 6.657% (SOFR - 1mo. + 4.35%), 5/15/2037 (n)	6,938,000	6,674,064
AREIT 2019-CRE3 Trust, “D”, FLR, 4.723% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	1,729,000	1,667,046
AREIT 2022-CRE6 Trust, “E”, FLR, 4.871% (SOFR - 30 day + 3.4%), 1/16/2037 (n)	4,500,000	4,473,139
AREIT 2022-CRE7 LLC, “B”, FLR, 5.345% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	6,000,000	5,985,864
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.96% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	1,750,000	1,699,679
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 4.809% (LIBOR - 3mo. + 2.1%), 1/20/2032 (n)	2,083,333	1,944,150
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.946% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	85,767	99,568
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	500,000	473,315
BDS 2021-FL9 Ltd., “C”, FLR, 4.056% (LIBOR - 1mo. + 1.9%), 11/16/2038 (n)	4,254,000	3,988,282
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 3.799% (LIBOR - 1mo. + 1.8%), 10/15/2036 (n)	1,231,000	1,170,850
BSPRT 2019-FL5 Issuer Ltd., “C”, FLR, 3.999% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	1,505,000	1,462,520
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 4.049% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	1,300,000	1,220,616
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 4.749% (LIBOR - 1mo. + 2.75%), 12/15/2038 (n)	818,500	757,583
BSPRT 2022-FL8 Issuer Ltd., “D”, FLR, 4.217% (SOFR - 30 day + 2.8%), 2/15/2037 (n)	4,000,000	3,843,504
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	379,511	352,672
Business Jet Securities LLC, 2021-1A, “C”, 5.067%, 4/15/2036 (n)	339,534	303,228
BXMT 2021-FL4 Ltd., “B”, FLR, 3.549% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)	2,123,000	2,013,656
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	764,773	713,261
CHCP 2021-FL1 Ltd., “B”, FLR, 3.865% (LIBOR - 1mo. + 1.65%), 2/15/2038 (n)	3,500,000	3,378,171
CHCP 2021-FL1 Ltd., “C”, FLR, 4.315% (LIBOR - 1mo. + 2.1%), 2/15/2038 (n)	549,500	527,352
CLNC 2019-FL1 Ltd., “C”, FLR, 4.677% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	1,735,000	1,653,780
Columbia Cent CLO 28 Ltd., “B-R”, 5.01%, 11/07/2030 (n)	2,083,333	1,947,231
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	1,774,052	1,720,245
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,805,893	1,798,952
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	674,459	7
Cutwater 2015-1A Ltd., “BR”, FLR, 4.312% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	1,500,000	1,456,116
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 4.79% (LIBOR - 3mo. + 2.05%), 7/18/2030 (n)	2,000,000	1,891,542
DT Auto Owner Trust, 2020-1A, “C”, 2.29%, 11/17/2025 (n)	667,275	662,984
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	110,006	109,868
HGI CRE CLO Ltd., 2021-FL3, “D”, FLR, 5.193% (SOFR - 30 day + 3.75%), 4/19/2037 (n)	4,500,000	4,423,086
Invitation Homes 2018-SFR1 Trust, “C”, FLR, 3.406% (LIBOR - 1mo. + 1.25%), 3/17/2037 (n)	869,875	859,516
KREF 2021-FL2 Ltd., “D”, FLR, 4.199% (LIBOR - 1mo. + 2.2%), 2/15/2039 (n)	1,837,000	1,706,364

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
LCCM 2021-FL2 Trust, “C”, FLR, 4.149% (LIBOR - 1mo. + 2.15%), 12/13/2038 (n)	$3,212,500	$3,051,249
LoanCore 2018-CRE1 Ltd., “C”, FLR, 4.549% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	1,740,000	1,728,046
LoanCore 2018-CRE1 Ltd., “C”, FLR, 3.949% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	1,355,850	1,324,745
LoanCore 2019-CRE2 Ltd., “D”, FLR, 4.449% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	1,291,000	1,269,594
LoanCore 2021-CRE5 Ltd., “C”, FLR, 4.349% (LIBOR - 1mo. + 2.35%), 7/15/2036 (n)	3,000,000	2,823,882
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 4.769% (LIBOR - 3mo. + 2%), 7/27/2031 (n)	3,000,000	2,849,190
Magnetite CLO Ltd., 2015-16A, “DR”, FLR, 4.89% (LIBOR - 3mo. + 2.15%), 1/18/2028 (n)	500,000	470,826
MF1 2020-FL4 Ltd., “B”, FLR, 4.823% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	2,250,000	2,200,740
MF1 2021-FL5 Ltd., “C”, FLR, 3.773% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	2,250,000	2,140,915
MF1 2021-FL5 Ltd., “D”, FLR, 4.573% (LIBOR - 1mo. + 2.5%), 7/15/2036 (n)	3,000,000	2,858,808
MF1 2021-FL6 Ltd., “C”, FLR, 4.006%, 7/16/2036 (n)	3,357,603	3,154,028
MF1 2022-FL10 Ltd., “B”, FLR, 5.885% (SOFR - 1mo. + 3.735%), 9/19/2037 (n)	7,500,000	7,462,387
MF1 2022-FL8 Ltd., “E”, FLR, 4.622% (SOFR - 30 day + 3.15%), 2/19/2037 (n)	4,500,000	4,093,567
MF1 2022-FL9 Ltd., “B”, FLR, 3.96% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	7,000,000	6,964,923
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 4.362% (LIBOR - 3mo. + 1.85%), 10/15/2029 (n)	2,286,610	2,161,811
Neuberger Berman CLO Ltd., 2016-21A, “CR2”, 4.76%, 4/20/2034 (n)	1,750,000	1,642,938
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 5.109% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	3,236,356	3,026,307
Palmer Square Loan Funding 2020-1A Ltd., “B”, FLR, 3.378% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	879,778	836,206
Palmer Square Loan Funding 2022-5A Ltd., “A1”, FLR, 2.1% (SOFR - 3mo. + 1.56%), 7/15/2035 (n)	7,500,000	7,425,000
Parallel 2015-1A Ltd., “DR”, FLR, 5.26% (LIBOR - 3mo. + 2.55%), 7/20/2027 (n)	1,750,000	1,702,902
PFP III 2021-7 Ltd., “C”, FLR, 3.649% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	431,478	404,450
PFP III 2021-8 Ltd., “D”, FLR, 4.149% (LIBOR - 1mo. + 2.15%), 8/09/2037 (n)	4,274,000	4,029,505
Race Point CLO Ltd., 2013-8A, “CR2”, FLR, 3.528% (LIBOR - 3mo. + 2.05%), 2/20/2030 (n)	1,500,000	1,417,603
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 5.209% (LIBOR - 1mo. + 2.95%), 11/25/2036 (z)	1,770,000	1,622,424
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	172,222	171,400
Shackleton 2015-8A CLO Ltd., “CR”, FLR, 4.359% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	1,000,000	964,925
Starwood Commercial Mortgage, 2021-FL2, “D”, 4.956%, 4/18/2038 (n)	3,000,000	2,893,306
Starwood Commercial Mortgage, 2022-FL3, “D”, FLR, 4.167% (SOFR - 30 day + 2.75%), 11/15/2038 (n)	2,750,000	2,560,709
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 3.849% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)	2,700,000	2,594,198
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	1,052,000	1,036,544
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 10/15/2052	1,291,913	1,195,130
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 5.812% (LIBOR - 3mo. + 3.3%), 10/15/2030 (n)	1,737,638	1,571,918
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	1,740,000	1,677,407
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,490,000	3,428,833
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	1,500,000	1,481,164
Wells Fargo Commercial Mortgage Trust, 2018-C44, 4.212%, 5/15/2051	1,500,000	1,521,754
		$182,278,234
Automotive – 0.8%
Hyundai Capital America, 2.1%, 9/15/2028 (n)	$2,000,000	$1,707,639
Hyundai Capital America, 6.375%, 4/08/2030 (n)	2,250,000	2,437,373
Stellantis N.V., 2.691%, 9/15/2031 (n)	5,147,000	4,215,718
		$8,360,730
Broadcasting – 1.1%
Discovery, Inc., 4.65%, 5/15/2050	$857,000	$706,095
Magallanes, Inc., 5.141%, 3/15/2052 (n)	7,295,000	6,422,655
Prosus N.V., 3.257%, 1/19/2027 (n)	1,975,000	1,783,982
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	2,700,000	2,461,860
		$11,374,592
Brokerage & Asset Managers – 1.7%
Charles Schwab Corp., 2.9%, 3/03/2032	$5,000,000	$4,620,847
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	3,272,000	3,165,660
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	1,609,000	1,404,818
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	5,000,000	4,845,948
LPL Holdings, Inc., 4%, 3/15/2029 (n)	1,300,000	1,209,000
Morgan Stanley Domestic Holdings, Inc., 4.5%, 6/20/2028	1,958,000	2,001,230

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
Raymond James Financial, 4.65%, 4/01/2030	$1,069,000	$1,093,141
		$18,340,644
Building – 0.6%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$2,700,000	$2,526,849
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	1,700,000	1,484,916
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	2,600,000	2,114,190
		$6,125,955
Business Services – 0.4%
Global Payments, Inc., 2.9%, 5/15/2030	$1,080,000	$929,922
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	2,700,000	2,369,102
RELX Capital, Inc., 3%, 5/22/2030	674,000	623,874
		$3,922,898
Cable TV – 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$3,300,000	$2,933,436
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052	1,824,000	1,317,754
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	5,342,000	4,675,839
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	3,600,000	3,061,584
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	4,800,000	4,716,000
Time Warner Cable, Inc., 4.5%, 9/15/2042	2,031,000	1,631,524
		$18,336,137
Chemicals – 0.4%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	$3,600,000	$3,138,728
Sasol Financing (USA) LLC, 4.375%, 9/18/2026	1,179,000	1,068,527
		$4,207,255
Computer Software – 0.4%
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)	$3,000,000	$2,655,000
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	1,388,000	1,407,689
		$4,062,689
Computer Software - Systems – 0.2%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$1,965,000	$1,935,564
Conglomerates – 1.0%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$2,500,000	$2,368,750
Gates Global LLC, 6.25%, 1/15/2026 (n)	3,000,000	2,932,980
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	5,195,000	5,158,504
		$10,460,234
Construction – 0.2%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	$1,900,000	$1,668,317
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)	333,000	321,961
		$1,990,278
Consumer Products – 0.2%
GSK Consumer Healthcare Capital US LLC, 3.625%, 3/24/2032 (n)	$2,275,000	$2,203,808
Consumer Services – 0.8%
Expedia Group, Inc., 3.25%, 2/15/2030	$3,950,000	$3,411,358
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	1,700,000	1,452,208
Match Group, Inc., 5%, 12/15/2027 (n)	1,800,000	1,747,179
Meituan, 3.05%, 10/28/2030 (n)	1,024,000	738,890
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)	307,000	251,531
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)	889,000	619,323

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)		$307,000	$190,688
			$8,411,177
Containers – 0.1%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		$1,500,000	$1,488,570
Electronics – 0.8%
Broadcom, Inc., 4.3%, 11/15/2032		$5,334,000	$5,052,979
Broadcom, Inc., 3.187%, 11/15/2036 (n)		2,240,000	1,794,232
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		1,305,000	1,190,735
			$8,037,946
Emerging Market Quasi-Sovereign – 0.8%
Greenko Wind Projects (Mauritius) Ltd., 5.5%, 4/06/2025 (n)		$1,977,000	$1,826,748
Huarong Finance Co. Ltd. (People’s Republic of China), 3.375%, 2/24/2030		2,640,000	1,985,280
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		2,618,000	2,272,162
Petroleos Mexicanos, 5.95%, 1/28/2031		1,810,000	1,405,013
PT Freeport Indonesia, 5.315%, 4/14/2032 (n)		772,000	721,820
			$8,211,023
Emerging Market Sovereign – 0.7%
Dominican Republic, 4.875%, 9/23/2032 (n)		$2,295,000	$1,930,066
Hashemite Kingdom of Jordan, 7.75%, 1/15/2028 (n)		2,153,000	2,095,579
Republic of Angola, 8%, 11/26/2029		1,436,000	1,148,964
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	1,864,000	1,412,632
Republic of South Africa, 5.875%, 4/20/2032		$1,270,000	1,175,850
			$7,763,091
Energy - Independent – 0.9%
Diamondback Energy, Inc., 4.4%, 3/24/2051		$616,000	$550,945
Energean PLC, 6.5%, 4/30/2027 (n)		1,781,000	1,567,650
EQT Corp., 5%, 1/15/2029		4,802,000	4,746,825
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		1,834,000	1,727,159
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028 (n)		1,237,000	1,064,439
			$9,657,018
Energy - Integrated – 0.6%
Cenovus Energy, Inc., 4.4%, 4/15/2029		$1,608,000	$1,591,145
Cenovus Energy, Inc., 3.75%, 2/15/2052		2,700,000	2,160,001
Eni S.p.A., 4%, 9/12/2023 (n)		1,342,000	1,339,158
Eni S.p.A., 4.25%, 5/09/2029 (n)		1,685,000	1,679,432
			$6,769,736
Financial Institutions – 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025		$1,568,000	$1,621,416
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027		2,698,000	2,502,903
Air Lease Corp., 2.875%, 1/15/2032		5,633,000	4,638,885
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		2,342,000	2,047,473
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		3,617,000	2,992,262
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)		2,532,865	1,950,306
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		1,692,000	1,602,297
Sunac China Holdings Ltd., 7.5%, 2/01/2024 (a)(d)		1,057,000	118,912
			$17,474,454
Food & Beverages – 0.7%
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048		$874,509	$826,092
Bacardi Ltd., 5.15%, 5/15/2038 (n)		955,000	926,382
Central America Bottling Co., 5.25%, 4/27/2029 (n)		2,293,000	2,168,903
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)		1,800,000	1,748,604

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
PT Indofood CBP Sukses Makmur Tbk, 3.541%, 4/27/2032	$2,536,000	$2,073,612
		$7,743,593
Gaming & Lodging – 0.9%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2030	$2,062,000	$1,863,081
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031	400,000	357,432
Marriott International, Inc., 4.625%, 6/15/2030	561,000	548,972
Marriott International, Inc., 2.85%, 4/15/2031	654,000	562,428
Marriott International, Inc., 2.75%, 10/15/2033	4,537,000	3,712,529
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	2,700,000	2,480,506
		$9,524,948
Industrial – 0.2%
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026	$936,000	$839,592
GEMS MENASA (Cayman) Ltd. / GEMS Education (Delaware) LLC, 7.125%, 7/31/2026	1,178,000	1,107,320
		$1,946,912
Insurance – 0.2%
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	$473,000	$413,848
Corebridge Financial, Inc., 4.4%, 4/05/2052 (n)	1,412,000	1,219,280
		$1,633,128
Insurance - Property & Casualty – 1.7%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$2,250,000	$2,135,565
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	2,170,000	2,137,982
Aon Corp., 4.5%, 12/15/2028	2,909,000	2,946,840
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	2,471,000	2,157,086
Brown & Brown, Inc., 4.95%, 3/17/2052	4,125,000	3,769,296
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	2,201,000	2,205,698
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	452,000	401,824
Hub International Ltd., 5.625%, 12/01/2029 (n)	2,350,000	2,082,061
		$17,836,352
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,076,000	$1,078,701
CNH Industrial Capital LLC, 3.85%, 11/15/2027	1,025,000	982,994
		$2,061,695
Major Banks – 7.1%
Bank of America Corp., 4.271% to 7/23/2028, FLR (LIBOR - 3mo. + 1.31%) to 7/23/2029	$579,000	$575,664
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR + 1.21%) to 10/20/2032	8,268,000	7,087,348
Bank of America Corp., 5.015% to 7/22/2032, FLR (SOFR - 1 day + 2.16%) to 7/22/2033	3,000,000	3,128,443
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	4,785,000	4,325,971
Bank of New York Mellon Corp., 4.7% to 9/20/2025, FLR (CMT - 5yr. + 4.358%) to 9/20/2070	1,800,000	1,792,800
Barclays PLC, 4.375%, 1/12/2026	1,325,000	1,329,315
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	5,000,000	4,528,671
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	299,000	300,495
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR - 1 day + 1.73%) to 5/14/2032 (n)	562,000	451,779
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,217,000	1,926,662
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	6,695,000	5,761,388
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	4,410,000	3,940,615
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	1,150,000	918,223
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	536,000	473,972
JPMorgan Chase & Co., 4.851% to 7/25/2027, FLR (SOFR - 1 day + 1.99%) to 7/25/2028	4,000,000	4,105,103
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	726,000	648,986
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	4,000,000	3,558,258
Morgan Stanley, 4.679% to 7/17/2025, FLR (SOFR - 1 day + 1.669%) to 7/17/2026	6,000,000	6,099,111
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	7,539,000	6,468,446
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	2,746,000	2,207,097

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	$1,618,000	$1,593,833
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031	5,515,000	4,863,969
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	4,571,000	4,197,504
Wells Fargo & Co., 3.9% to 3/15/2026, FLR (CMT - 1yr. + 3.453%) to 3/15/2071	4,785,000	4,432,106
		$74,715,759
Medical & Health Technology & Services – 1.4%
DaVita, Inc., 4.625%, 6/01/2030 (n)	$2,600,000	$2,132,000
HCA Healthcare, Inc., 4.625%, 3/15/2052 (n)	7,619,000	6,642,817
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	1,437,000	1,343,520
ProMedica Toledo Hospital, “B”, 5.75%, 11/15/2038	568,000	593,711
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	3,300,000	2,953,566
Tower Health, 4.451%, 2/01/2050	1,730,000	1,038,000
		$14,703,614
Metals & Mining – 1.1%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$992,000	$868,735
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	1,161,000	986,214
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	5,361,000	4,664,401
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	2,907,000	2,453,771
Novelis Corp., 3.25%, 11/15/2026 (n)	250,000	232,640
Novelis Corp., 3.875%, 8/15/2031 (n)	2,600,000	2,223,000
		$11,428,761
Midstream – 1.9%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$2,125,000	$1,989,990
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	963,000	775,306
Enbridge, Inc., 3.125%, 11/15/2029	1,344,000	1,251,589
Enbridge, Inc., 2.5%, 8/01/2033	1,923,000	1,630,617
MPLX LP, 4.5%, 4/15/2038	2,200,000	1,999,939
MPLX LP, 4.95%, 3/14/2052	3,699,000	3,389,130
Plains All American Pipeline LP, 3.8%, 9/15/2030	4,057,000	3,681,046
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	3,285,000	3,248,809
Targa Resources Corp., 4.95%, 4/15/2052	1,864,000	1,667,394
		$19,633,820
Mortgage-Backed – 0.7%
Fannie Mae, 6.5%, 5/01/2031	$8,893	$9,418
Fannie Mae, 3%, 2/25/2033 (i)	241,347	23,325
Fannie Mae, 5.5%, 9/01/2034 - 11/01/2036	27,410	29,197
Fannie Mae, 6%, 11/01/2034	88,105	95,842
Fannie Mae, UMBS, 2.5%, 3/01/2050	51,899	48,632
Freddie Mac, 0.906%, 4/25/2024 (i)	70,665	899
Ginnie Mae, 3%, 9/20/2047	97,824	96,436
Ginnie Mae, TBA, 4.5%, 8/18/2052	2,400,000	2,446,031
UMBS, TBA, 4%, 8/25/2052	2,475,000	2,487,278
UMBS, TBA, 5%, 8/25/2052	2,375,000	2,439,292
		$7,676,350
Municipals – 1.3%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$1,205,000	$1,139,040
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,730,000	1,482,811
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, Taxable, “B”, AGM, 0%, 2/15/2023	2,500,000	2,457,187
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	1,155,000	1,316,431
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,750,000	3,424,375
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	2,755,000	2,513,410
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	30,000	24,525

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	$455,000	$371,963
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, Taxable, “2019A-1”, 4.55%, 7/01/2040	1,326,000	1,122,368
		$13,852,110
Natural Gas - Distribution – 0.4%
Boston Gas Co., 3.757%, 3/16/2032 (n)	$5,000,000	$4,751,650
Other Banks & Diversified Financials – 1.2%
Bank Hapoalim B.M., 3.255% to 1/21/2027, FLR (CMT - 5yr. + 2.155%) to 1/21/2032 (n)	$1,431,000	$1,230,992
Bank Leumi le-Israel B.M., 3.275% to 1/29/2026, FLR (CMT - 5yr. + 1.631%) to 1/29/2031 (n)	2,237,000	2,002,115
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	8,358,000	7,952,862
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024	1,424,000	1,280,176
		$12,466,145
Pharmaceuticals – 0.5%
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	$3,000,000	$2,888,550
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	3,000,000	2,836,500
		$5,725,050
Printing & Publishing – 0.1%
Cimpress N.V., 7%, 6/15/2026 (n)	$1,000,000	$834,500
Real Estate - Office – 0.1%
Boston Properties Ltd. LP, REIT, 2.55%, 4/01/2032	$1,504,000	$1,243,862
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$2,180,000	$1,957,784
Specialty Stores – 0.4%
Genuine Parts Co., 2.75%, 2/01/2032	$5,031,000	$4,316,361
Telecommunications - Wireless – 1.5%
American Tower Corp., REIT, 3.55%, 7/15/2027	$1,237,000	$1,196,033
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	1,582,000	1,121,304
Crown Castle International Corp., REIT, 4.15%, 7/01/2050	2,318,000	2,002,113
CT Trust, 5.125%, 2/03/2032 (n)	765,000	683,772
Rogers Communications, Inc., 4.35%, 5/01/2049	7,277,000	6,499,889
SBA Communications Corp., 3.875%, 2/15/2027	1,480,000	1,410,203
SBA Communications Corp., 3.125%, 2/01/2029	1,400,000	1,225,000
T-Mobile USA, Inc., 4.375%, 4/15/2040	1,899,000	1,767,149
		$15,905,463
Tobacco – 1.2%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$1,869,000	$1,770,600
B.A.T. Capital Corp., 4.742%, 3/16/2032	6,749,000	6,183,416
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)	4,469,000	4,589,121
		$12,543,137
Transportation – 0.2%
Hidrovias International Finance S.à r.l., 4.95%, 2/08/2031	$2,106,000	$1,667,010
Transportation - Services – 0.3%
Delhi International Airport Private Ltd., 6.125%, 10/31/2026	$1,046,000	$956,044
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	823,000	785,849
JSW Infrastructure Ltd., 4.95%, 1/21/2029 (n)	1,249,000	1,039,620
		$2,781,513

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 39.5%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$35,900,000	$26,519,723
U.S. Treasury Bonds, 1.75%, 8/15/2041	11,300,000	8,828,125
U.S. Treasury Bonds, 2.375%, 2/15/2042	43,100,000	37,537,406
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	7,646,000	6,628,723
U.S. Treasury Bonds, 2.375%, 11/15/2049	9,526,900	8,243,746
U.S. Treasury Bonds, 1.625%, 11/15/2050	8,400,000	6,054,562
U.S. Treasury Bonds, 2.25%, 2/15/2052	18,900,000	15,938,016
U.S. Treasury Notes, 0.375%, 10/31/2023	77,750,000	75,314,239
U.S. Treasury Notes, 2.25%, 3/31/2024	99,500,000	98,353,418
U.S. Treasury Notes, 0.25%, 9/30/2025	15,700,000	14,481,410
U.S. Treasury Notes, 0.875%, 6/30/2026	88,000,000	81,836,563
U.S. Treasury Notes, 2.5%, 3/31/2027	37,900,000	37,543,207
		$417,279,138
Utilities - Electric Power – 1.4%
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)	$935,375	$789,914
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)	760,000	647,520
AES Panama Generation Holdings SRL, 4.375%, 5/31/2030 (n)	1,200,000	984,000
Calpine Corp., 3.75%, 3/01/2031 (n)	2,900,000	2,574,258
FirstEnergy Corp., 5.35%, 7/15/2047	838,000	750,802
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	359,000	316,485
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)	1,793,000	1,573,178
Pacific Gas & Electric Co., 5.45%, 6/15/2027	4,527,000	4,492,606
Pacific Gas & Electric Co., 3%, 6/15/2028	614,000	540,713
Pacific Gas & Electric Co., 3.5%, 8/01/2050	2,250,000	1,591,012
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)	1,157,000	949,743
		$15,210,231
Utilities - Water – 0.2%
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)	$2,626,000	$2,547,220
Total Bonds		$1,033,734,539
Common Stocks – 0.0%
Construction – 0.0%
ICA Tenedora S.A. de C.V. (u)	36,995	$30,851
Investment Companies (h) – 3.3%
Money Market Funds – 3.3%
MFS Institutional Money Market Portfolio, 1.72% (v)	35,079,636	$35,079,636

Other Assets, Less Liabilities – (1.1)%		(11,865,037)
Net Assets – 100.0%		$1,056,979,989
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $35,079,636 and $1,033,765,390, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $349,531,710, representing 33.1% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 5.209% (LIBOR - 1mo. + 2.95%), 11/25/2036	11/12/21	$1,770,000	$1,622,424
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
ZAR	South African Rand
Derivative Contracts at 7/31/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
ZAR	26,280,886	USD	1,538,626	Morgan Stanley Capital Services, Inc.	10/21/2022	$28,752
Liability Derivatives
USD	2,020,180	EUR	1,988,544	HSBC Bank	10/21/2022	$(24,089)
USD	1,658,402	ZAR	28,491,401	HSBC Bank	10/21/2022	(40,809)
						$(64,898)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	730	$83,020,391	September – 2022	$931,588
U.S. Treasury Ultra Note 10 yr	Long	USD	211	27,693,750	September – 2022	852,211
						$1,783,799

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	214	$45,038,641	September – 2022	$(215,615)
U.S. Treasury Ultra Bond	Long	USD	133	21,055,562	September – 2022	(77,865)
						$(293,480)
At July 31, 2022, the fund had liquid securities with an aggregate value of $2,947,630 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Mexico	$—	$—	$30,851	$30,851
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	417,279,138	—	417,279,138
Non - U.S. Sovereign Debt	—	15,974,114	—	15,974,114
Municipal Bonds	—	13,852,110	—	13,852,110
U.S. Corporate Bonds	—	284,999,966	—	284,999,966
Residential Mortgage-Backed Securities	—	8,535,866	—	8,535,866
Commercial Mortgage-Backed Securities	—	42,179,611	—	42,179,611
Asset-Backed Securities (including CDOs)	—	139,239,107	—	139,239,107
Foreign Bonds	—	111,674,627	—	111,674,627
Mutual Funds	35,079,636	—	—	35,079,636
Total	$35,079,636	$1,033,734,539	$30,851	$1,068,845,026
Other Financial Instruments
Futures Contracts – Assets	$1,783,799	$—	$—	$1,783,799
Futures Contracts – Liabilities	(293,480)	—	—	(293,480)
Forward Foreign Currency Exchange Contracts – Assets	—	28,752	—	28,752
Forward Foreign Currency Exchange Contracts – Liabilities	—	(64,898)	—	(64,898)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/21	$30,548
Change in unrealized appreciation or depreciation	303
Balance as of 7/31/22	$30,851
The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2022 is $303. At July 31, 2022, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$20,877,994	$694,057,718	$679,860,158	$1,251	$2,831	$35,079,636
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$80,713	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.